OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 18 – OTHER LIABILITIES

	As of December 31,
	2020	2019
Current
Deferred revenues on prepaid credit	1,112	967
Deferred revenues on connection fees and international capacity leases	409	423
Deferred revenues on construction projects	—	50
Customer loyalty programs	4	391
Compensation for directors and members of the Supervisory Committee	14	105
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	3	3
Other	520	313
	2,062	2,252
Non-current
Deferred revenues on connection fees and international capacity leases	400	517
Pension benefits (Note 3.m)	422	446
Mobile customer loyalty programs	—	641
Other	334	467
	1,156	2,071
Total other liabilities	3,218	4,323

Movements in the pension benefits are as follows:

	Years ended
	December 31,
	2020	2019
At the beginning of the year	446	512
Service cost (*)	36	39
Interest cost (**)	236	182
Actuarial results (***)	(135)	(64)
Uses (****)	(161)	(223)
At the end of the year	422	446

(*)      Included in Employee benefit expenses and severance payments.

(**)     Included in Other Financial expenses, net.

(***)    Included in Other comprehensive income.

(****)   Include RECPAM and ($1) and ($2) paid as of December 31, 2020 and 2019, respectively.